Submission	May 12, 2026
Submission [Line Items]
Central Index Key	0001168165
Registrant Name	CONSTELLATION ENERGY GENERATION LLC
Registration File Number	333-293552-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES